TRADING ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Trading Securities Balance Sheet Reported Amounts Tables [Abstract]
Trading Account Assets Tables [Text Block]

	2014	2015
	(EUR in millions)
Debt securities issued by other governments and public sector entities	352	389
Greek treasury bills	1,799	1,858
Foreign treasury bills	133	85
Debt securities issued by Greek financial institutions	1	-
Debt securities issued by foreign financial institutions	51	75
Corporate debt securities issued by Greek companies	31	38
Corporate debt securities issued by foreign companies	9	20
Equity securities issued by Greek companies	2	6
Equity securities issued by foreign companies	5	5
Mutual fund units	3	8
Total	2,386	2,484